Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Net loss	$ (24,158)	$ (5,408)	$ (37,630)	$ (19,356)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	174	57	517	129
Stock-based compensation expense	262	162	911	535
Change in fair value of redeemable convertible preferred stock warrant liability	15,712	(216)	11,906	(2,958)
Amortization of debt discount and debt issuance costs	11	23	68	89
Amortization of right-of-use asset	162
Non-cash interest expense	471	386	1,555	1,705
Loss on disposal of property and equipment			159	0
Provision for accounts receivable allowances	313	278	1,835	423
Provision for excess and obsolete inventories	27	0	23	63
Changes in assets and liabilities
Accounts receivable	110	2,012	(1,003)	(4,793)
Inventories	(2,339)	(433)	(2,565)	(2,408)
Prepaid expenses and other current assets	16	(387)	(1,128)	(10)
Other assets	(651)	17	(62)	0
Accounts payable	2,287	(244)	(309)	678
Accrued liabilities	52	(897)	3,622	651
Other liabilities	(1,069)	0	406	0
Net cash used in operating activities	(8,620)	(4,650)	(21,695)	(25,252)
Cash flows from investing activities
Purchase of property and equipment	(117)	(455)	(2,276)	(443)
Proceeds from sale of property and equipment			6	0
Net cash used in investing activities	(117)	(455)	(2,270)	(443)
Cash flows from financing activities
Proceeds from long-term debt			15,000	5,000
Proceeds from issuance of common stock	375	284	656	338
Proceeds from exercise of preferred stock warrants	30	0
Payments of deferred offering costs	(1,149)	0	(233)	0
Non-controlling interest			1	0
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			0	41,818
Net cash provided by financing activities	(744)	284	15,424	47,156
Net change in cash, cash equivalents and restricted cash	(9,481)	(4,821)	(8,541)	21,461
Cash, cash equivalents and restricted cash, beginning of year	25,300	33,841	33,841	12,380
Cash, cash equivalents and restricted cash, end of year	15,819	29,020	25,300	33,841
Supplemental disclosure of cash flow information
Cash paid for interest	870	580	2,738	2,149
Non-cash investing and financing activities:
Accounts payable and accrued liabilities for purchases of property and equipment	22	90	6	14
Landlord paid tenant improvements			794	0
Unpaid deferred offering costs	1,204	$ 0	$ 717	$ 0
Right-of-use asset obtained in exchange for lease obligation	$ 3,982